Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended				5 Months Ended		6 Months Ended
	Jan. 30, 2018	Jan. 30, 2017	Feb. 28, 2018	Feb. 28, 2017	Apr. 05, 2017	May 10, 2018	Apr. 30, 2018	May 01, 2017	Apr. 28, 2017	May 29, 2018	May 30, 2017	Jun. 30, 2018	Jun. 28, 2018	Jun. 15, 2018	Jul. 14, 2017	Jun. 30, 2017	Dec. 31, 2017
Net proceeds from sale of treasuy stock												$ 3,571				$ 2,676
Preferred Shares - par value												$ 1					$ 1
Net proceeds from issuance of preferred shares												$ 130,553				$ 111,029
Cash dividends paid, per share						$ 0.05			$ 0.05						$ 0.05
Date declared						Mar. 12, 2018			Mar. 17, 2017						May 12, 2017
Common stock - Dividend declared												$ 0.05		$ 0.05		$ 0.05
Common stock - Dividends per share declared - payment date														Aug. 08, 2018
Common stock - Dividends per share declared - record date														Aug. 02, 2018
8% Series B Preferred Shares
Preferred Shares - shares issued												2,000,000					2,000,000
Preferred stock - dividend paid	$ 0.5	$ 0.5					$ 0.5	$ 0.5
Dividends paid on preferred shares												$ 2,000				$ 2,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued												2,000,000					2,000,000
Preferred stock - dividend paid	$ 0.55469	$ 0.55469					$ 0.55469	$ 0.55469
Dividends paid on preferred shares												$ 2,219				2,219
8.75% Series D Preferred Shares
Preferred Shares - shares issued												3,424,803					3,424,803
Preferred stock - dividend paid			$ 0.54687	$ 0.546875						$ 0.54687	$ 0.546875
Dividends paid on preferred shares												$ 3,746				3,739
9.25% Series E Preferred Shares
Preferred Shares - shares issued					4,600,000							4,600,000					4,600,000
Preferred Shares - par value					$ 1
Liquidation preference, per share					$ 25
Net proceeds from issuance of preferred shares					$ 110,496
Preferred stock - dividend paid			$ 0.57812							$ 0.57812	$ 0.34045
Dividends paid on preferred shares												$ 5,319				$ 1,566
9.50% Series F Preferred Shares
Preferred Shares - shares issued												5,400,000	5,400,000				0
Preferred Shares - par value													$ 1
Liquidation preference, per share													$ 25
Net proceeds from issuance of preferred shares													$ 130,553
Treasury stock | Common Shares
Sale of treasury stock												1,016,870				650,717
Net proceeds from sale of treasuy stock												$ 3,571				$ 2,676
Treasury stock | 8.75% Series D Preferred Shares
Sale of treasury stock																24,803
Net proceeds from sale of treasuy stock																$ 533
Prior to May 28, 2027 | 9.25% Series E Preferred Shares
Preferred stock dividend rate percentage												9.25%
From and including May 28, 2027 and thereafter | 9.25% Series E Preferred Shares
Preferred stock dividend payment rate												three-month LIBOR plus a spread of 6.881%
Prior to July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend rate percentage												9.50%
From and including July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend payment rate												three-month LIBOR plus a spread of 6.54%